Borrowings - Additional Information (Detail)										1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)		Sep. 13, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 29, 2021 USD ($)	Mar. 23, 2021	Mar. 22, 2021	Jan. 31, 2020 USD ($)	Jan. 23, 2018 USD ($)	May 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) option	Sep. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Apr. 13, 2020 USD ($)	Nov. 30, 2018 USD ($)	Aug. 13, 2018 USD ($)
Short-term Debt [Line Items]
Secured debt	$ 22,443,000	[1]											$ 19,176,000		$ 22,443,000	[1]	$ 16,025,000	[1]
Interest expense													6,839,000	$ 3,950,000	21,809,000		18,722,000		$ 20,091,000
Amortized debt issuance costs													609,000	521,000	2,310,000		1,945,000		1,785,000
Debt issuance costs, net	1,525,000	[1]											1,037,000		1,525,000	[1]	2,598,000	[1]
Interest expense paid													6,735,000	4,857,000	22,041,000		19,973,000		19,687,000
Outstanding debt	50,000,000														50,000,000
Interest expense paid to related party													0	137,000	137,000		561,000		560,000
Paycheck Protection Program, CARES Act
Short-term Debt [Line Items]
Outstanding debt	0														0
Paycheck Protection Program, CARES Act | Extinguishment of Debt, Principal
Short-term Debt [Line Items]
Extinguishment of debt, amount			$ 6,400,000
Paycheck Protection Program, CARES Act | Extinguishment of Debt, Interest
Short-term Debt [Line Items]
Interest expense			$ 100,000
Term loan, net
Short-term Debt [Line Items]
Outstanding debt													50,000,000
Secured borrowing payable
Short-term Debt [Line Items]
Purchase commitment by the unrelated third party										$ 165,000,000.0										$ 65,000,000.0
Purchase commitment by the unrelated third party, additional commitment										$ 100,000,000.0										$ 100,000,000.0
Finance receivable purchased	148,900,000												165,000,000		148,900,000		79,800,000
Secured debt	22,400,000												19,200,000		22,400,000		16,000,000
Interest expense													800,000	800,000	2,700,000		2,300,000		1,700,000
Capitalized issuance costs													200,000		200,000
Amortized debt issuance costs													0	13,000	29,000		100,000		100,000
Debt issuance costs, net	0												0		0		29,000
Debt agreement, maximum available amount	38,500,000												19,176,000		38,500,000
Outstanding debt	22,443,000												19,176,000		22,443,000		16,025,000
Secured borrowing payable | SPE II, LLC
Short-term Debt [Line Items]
Percentage of unsecured finance receivable sold																				97.50%
Percentage of preferred return																				15.00%
Term of extension																				1 year
Number of options to renew | option																				2
Term of purchase period renewal																				18 months
Senior debt
Short-term Debt [Line Items]
Debt agreement, maximum available amount	395,000,000												395,000,000		395,000,000
Outstanding debt	251,578,000												261,687,000		251,578,000		131,726,000
Senior debt | Revolving Line Of Credit, Maturing February 2022, OppFi-LLC
Short-term Debt [Line Items]
Capitalized issuance costs														300,000	300,000
Amortized debt issuance costs														21,000	21,000		24,000		200,000
Debt issuance costs, net	0														0		21,000
Debt agreement, maximum available amount	0														0										$ 10,000,000.0
Interest expense paid														35,000	35,000		200,000		300,000
Outstanding debt	0														0		5,000,000
Senior debt | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC
Short-term Debt [Line Items]
Interest expense													2,500,000	1,300,000	7,300,000		7,400,000		11,700,000
Capitalized issuance costs													2,100,000		2,100,000
Amortized debt issuance costs													200,000	200,000	700,000		700,000		900,000
Debt issuance costs, net	800,000												600,000		800,000		1,500,000
Debt agreement, maximum available amount	175,000,000							$ 175,000,000.0	$ 75,000,000.0				175,000,000		175,000,000
Debt agreement, interest payment frequency									monthly
Basis for effective rate								one-month LIBOR plus 6% with a 2% LIBOR floor
Outstanding debt	119,000,000												123,000,000		119,000,000		59,200,000
Senior debt | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Short-term Debt [Line Items]
Interest expense													1,100,000	600,000	3,500,000		3,400,000		2,100,000
Capitalized issuance costs													1,500,000		1,500,000
Amortized debt issuance costs													200,000	100,000	500,000		400,000		200,000
Debt issuance costs, net	400,000												200,000		400,000		500,000
Debt agreement, maximum available amount	75,000,000											$ 75,000,000.0	75,000,000		75,000,000
Debt agreement, interest payment frequency												monthly
Outstanding debt	45,900,000												49,500,000		45,900,000		24,222,000
Senior debt | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC
Short-term Debt [Line Items]
Interest expense													800,000	400,000	2,400,000		2,300,000		1,400,000
Capitalized issuance costs													900,000		900,000
Amortized debt issuance costs													100,000	100,000	300,000		300,000		200,000
Debt issuance costs, net	100,000												14,000		100,000		400,000
Debt agreement, maximum available amount	50,000,000											$ 50,000,000.0	50,000,000		50,000,000
Debt agreement, interest payment frequency												monthly
Outstanding debt	30,600,000												33,000,000		30,600,000		16,148,000
Senior debt | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Short-term Debt [Line Items]
Interest expense													100,000	100,000	400,000		500,000		200,000
Capitalized issuance costs													900,000		900,000
Amortized debt issuance costs													46,000	100,000	400,000		200,000		100,000
Debt issuance costs, net	300,000												300,000		300,000		100,000
Debt agreement, maximum available amount	$ 45,000,000										$ 25,000,000.0		45,000,000		45,000,000						$ 45,000,000.0
Debt agreement, interest payment frequency											monthly
Basis for effective rate	LIBOR plus 3.85% with a 0.4% LIBOR floor
Outstanding debt	$ 7,500,000												7,500,000		7,500,000		12,506,000
Senior debt | Term loan, net
Short-term Debt [Line Items]
Interest expense													1,500,000	700,000	5,300,000		2,600,000		2,600,000
Capitalized issuance costs													2,300,000		2,300,000
Amortized debt issuance costs													100,000	100,000	400,000		200,000		200,000
Debt issuance costs, net	1,400,000												1,300,000		1,400,000		300,000
Debt agreement, maximum available amount	50,000,000												50,000,000		50,000,000							$ 50,000,000.0		$ 25,000,000.0
Principal amount of debt	50,000,000												50,000,000		50,000,000		15,000,000
Proceeds from draw down of available commitment				$ 35,000,000
Outstanding debt	48,578,000												$ 48,687,000		48,578,000		14,650,000
Unamortized discount	$ 0														$ 0		19,000
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing February 2022, OppFi-LLC
Short-term Debt [Line Items]
Basis spread on variable rate															2.50%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC
Short-term Debt [Line Items]
Basis spread on variable rate								6.00%					6.00%		6.00%
Basis spread on variable rate floor								2.00%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Short-term Debt [Line Items]
Basis spread on variable rate													7.25%		7.25%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC
Short-term Debt [Line Items]
Basis spread on variable rate													7.25%		7.25%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Short-term Debt [Line Items]
Basis spread on variable rate	3.85%										4.25%		3.85%		3.85%
Basis spread on variable rate floor	0.40%
Senior debt | London Interbank Offered Rate (LIBOR) | Term loan, net
Short-term Debt [Line Items]
Basis spread on variable rate						10.00%	14.00%						10.00%		10.00%
Subordinated debt - related party
Short-term Debt [Line Items]
Debt agreement, maximum available amount	$ 0				$ 4,000,000.0										$ 0
Debt agreement, interest payment frequency					quarterly
Outstanding debt	0														0		4,000,000
Interest expense paid to related party														$ 100,000	100,000		600,000		$ 600,000
Other debt
Short-term Debt [Line Items]
Debt agreement, maximum available amount	0														0								$ 6,400,000
Outstanding debt	$ 0														$ 0		$ 6,354,000

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.